Inventory, Net	12 Months Ended
May 31, 2018
Inventory Disclosure [Abstract]
Inventory, Net
6.	INVENTORY, NET

Inventory, net, consisted of the following:

	As of May 31,
	2017	2018
	US$	US$
Course materials in schools	7,419	12,020
Publications in bookstores	24,323	28,155

	31,742	40,175

Inventory was marked to the lower of cost or net realizable value and the inventory provision was reversed in the amount of US$152 and US$461 for the years ended May 31, 2017 and 2018, respectively.